ACCOUNTS RECEIVABLE, NET - Components (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 12,878,562		¥ 5,588,023
Allowance for doubtful accounts	0		0	¥ (1,857,463)
Accounts receivable, net	¥ 12,878,562	$ 2,020,927	¥ 5,588,023